Cost of Revenue - Summary of Reconciles Amounts Excluded from the Cost of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Depreciation And Amortization Expense [Line Items]
Amortization of intangible assets	$ 1,516	$ 1,516
Total depreciation and amortization excluded from cost of revenue	7,650	9,984
Other depreciation and amortization included in operating expenses	20	88
Total depreciation and amortization	7,670	10,072
BTM Kiosk [Member]
Depreciation And Amortization Expense [Line Items]
Depreciation of owned BTM kiosks	4,710	4,430
Depreciation of leased BTM kiosks	$ 1,424	$ 4,038